ADDITIONAL SEGMENT INFORMATION (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ADDITIONAL SEGMENT INFORMATION
Total property, plant and equipment	$ 42,103	$ 4,207
Total liabilities	20,654	26,494
Exploration and evaluation expenses
ADDITIONAL SEGMENT INFORMATION
Total property, plant and equipment	18,032
Total liabilities	7,570	2,397
Battery Material Plant project expenses
ADDITIONAL SEGMENT INFORMATION
Total property, plant and equipment	18,886	1,206
Total liabilities	6,320	2,689
Operating segments
ADDITIONAL SEGMENT INFORMATION
Total property, plant and equipment	42,103	4,207
Total liabilities	20,654	26,494
Corporate
ADDITIONAL SEGMENT INFORMATION
Total property, plant and equipment	5,185	3,001
Total liabilities	$ 6,764	$ 21,408